Balance Sheets (Parenthetical) (123113 Annual Restatement [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
Common Stock Par Value	$ 0.01	$ 0.01
Common Stock Authorized	2,500,000,000	0
Common Stock Issued	1,675,000,000	0
Common Stock Outstanding	1,675,000,000	0
Common Units, Authorized	1,675,000,000	0
Common Units, Issued	1,675,000,000	0
Common Units, Outstanding	1,675,000,000	0